Financial Risk Management (Details Narrative)	1 Months Ended	12 Months Ended
	Feb. 01, 2025	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 USD ($)
Notes and other explanatory information [abstract]
Loan payables				$ 8,860,960
Loan payables interest rate percentage		5.00%
Interest payable percentage	7.00%
increase decreased credit facility		$ 121,514	$ 52,207